Debt and Other Financing (Narrative) (Details) - USD ($)	1 Months Ended			3 Months Ended					4 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2015	Jul. 31, 2013	Mar. 31, 2013	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Apr. 15, 2013	Mar. 29, 2013	Jun. 30, 2012	Jun. 30, 2009	Mar. 31, 2008	Jun. 30, 2003	May 31, 2003
Short-term Debt, Weighted Average Interest Rate									4.00%	4.00%	4.00%	4.20%
Obligations under capital leases									$ 11,700,000	$ 11,700,000	$ 11,700,000	$ 11,600,000
2.375% Notes Make-Whole Premium				$ 5,000,000
Write off of Deferred Debt Issuance Cost					$ 2,500,000
Gain (loss) on extinguishment of debt											(5,500,000)	0	$ (86,000,000)
2014 Notes prepayment percent															100.00%
2014 Notes accrued interest paid April 2013															$ 3,400,000
2014 Notes Make Whole Premium															$ 21,700,000
2014 Notes acceleration of interest-rate swap gain							$ 9,800,000
Private Notes Make Whole Premium																$ 68,000,000
Amount outstanding under the revolving credit facility									0	0	0
Letters of credit outstanding									12,900,000	12,900,000	$ 12,900,000	12,900,000
Credit ratings											Our long-term credit ratings are Ba2 (Negative Outlook) for corporate family debt, and Ba3 (Negative Outlook) for senior unsecured debt, with Moody's; B+ (Stable Outlook) with S&P; and B+ (Negative Outlook) with Fitch, which are below investment grade.
Two Point Three Seven Five Percent Notes, Due March Two Thousand Sixteen [Member]
Principal amount of debt													$ 250,000,000	$ 250,000,000
Interest rate, stated percentage													2.375%	2.375%
Prepayment percent				100.00%
Accrued Interest Paid on Extinguishment of 2.375% Notes				$ 3,100,000
Write off of Deferred Debt Issuance Cost				500,000
Gain (loss) on extinguishment of debt				$ (5,500,000)
Unamortized discount to face value												100,000
Deferred Finance Costs, Net												(700,000)
Private Senior Notes									$ 0	$ 0	$ 0	249,200,000
2013 Notes [Member]
Debt Instrument, Interest Rate, Increase (Decrease)									1.00%	0.75%	1.75%
Four Point Six Zero Percent Notes, Due March Two Thousand Twenty [Member]
Principal amount of debt													$ 500,000,000
Interest rate, stated percentage													4.60%
Unamortized discount to face value									$ 400,000	$ 400,000	$ 400,000	600,000
Deferred Finance Costs, Net									(2,300,000)	(2,300,000)	(2,300,000)	(2,800,000)
Private Senior Notes									497,300,000	497,300,000	497,300,000	496,600,000
Five Point Zero Percent Notes, Due March Two Thousand Twenty-Three [Member]
Principal amount of debt													$ 500,000,000
Interest rate, stated percentage													5.00%
Unamortized discount to face value									3,500,000	3,500,000	3,500,000	4,000,000
Deferred Finance Costs, Net									(2,800,000)	(2,800,000)	(2,800,000)	(3,200,000)
Private Senior Notes									493,700,000	493,700,000	493,700,000	492,800,000
Four Point Eight Percent Notes, Due March Two Thousand Thirteen [Member]
Principal amount of debt																			$ 250,000,000
Interest rate, stated percentage																			4.80%
Four Point Six Two Five Percent Notes, Due May Two Thousand Thirteen [Member]
Principal amount of debt																					$ 125,000,000
Interest rate, stated percentage																					4.625%
Five Point Six Two Five Percent Notes, Due March Two Thousand Fourteen [Member]
Principal amount of debt																		$ 500,000,000
Interest rate, stated percentage																		5.625%
Write off of Deferred Debt Issuance Cost							1,100,000
Gain (loss) on extinguishment of debt							$ (13,000,000)
Five Point Seven Five Percent Notes, Due March Two Thousand Eighteen [Member]
Principal amount of debt																			$ 250,000,000
Interest rate, stated percentage																			5.75%
Unamortized discount to face value									200,000	200,000	200,000	300,000
Deferred Finance Costs, Net									(400,000)	(400,000)	(400,000)	(700,000)
Private Senior Notes									249,400,000	249,400,000	249,400,000	249,000,000
Four Point Two Percent Notes, Due July Two Thousand Eighteen [Member]
Principal amount of debt																				$ 250,000,000
Interest rate, stated percentage																				4.20%
Unamortized discount to face value									200,000	200,000	200,000	300,000
Deferred Finance Costs, Net									(200,000)	(200,000)	(200,000)	(500,000)
Private Senior Notes									249,600,000	249,600,000	249,600,000	249,200,000
Six Point Five Percent Notes, Due March Two Thousand Nineteen [Member]
Principal amount of debt																		$ 350,000,000
Interest rate, stated percentage																		6.50%
Unamortized discount to face value									1,400,000	1,400,000	1,400,000	1,800,000
Deferred Finance Costs, Net									(900,000)	(900,000)	(900,000)	(1,100,000)
Private Senior Notes									347,700,000	347,700,000	347,700,000	347,100,000
Six Point Nine Five Percent Notes, Due March Two Thousand Forty-Three [Member]
Principal amount of debt													$ 250,000,000
Interest rate, stated percentage													6.95%
Unamortized discount to face value									700,000	700,000	700,000	700,000
Deferred Finance Costs, Net									(2,500,000)	(2,500,000)	(2,500,000)	(2,600,000)
Private Senior Notes									246,800,000	246,800,000	$ 246,800,000	246,700,000
2013 Notes [Member]
Debt Instrument, Interest Rate Terms											The indenture governing the 2013 Notes contains interest rate adjustment provisions depending on the long-term credit ratings assigned to the 2013 Notes with S&P and Moody's. As described in the indenture, the interest rates on the 2013 Notes increase by .25% for each one-notch downgrade below investment grade on each of our long-term credit ratings assigned to the 2013 Notes by S&P or Moody's. These adjustments are limited to a total increase of 2% above the respective interest rates in effect on the date of issuance of the 2013 Notes.
2013 Notes [Member] | Notes Payable [Member]
Debt Instrument, Covenant, Increase In Interest Rate For Every One-Notch Downgrade Of Long-Term Credit Ratings Below Investment Grade			0.25%
Debt Instrument, Covenant, Maximum Aggregate Increase In Interest Rate Related To Downgrade Of Long-Term Credit Ratings Below Investment Grade			2.00%
All Notes Outstanding, Except 4.20% Notes [Member] | Notes Payable [Member]
Debt Instrument, Covenant, Minimum Required Offer To Repurchase, Percentage Of Aggregate Principal Amount											101.00%
Revolving Credit Facility [Member]
Debt Instrument, Interest Rate Terms					Borrowings under the 2015 revolving credit facility bear interest, at our option, at a rate per annum equal to LIBOR plus 250 basis points or a floating base rate plus 150 basis points, in each case subject to adjustment based upon a leverage-based pricing grid.
Line of credit facility									400,000,000	400,000,000	$ 400,000,000
2013 Revolving Credit Facility [Member]
Line of credit facility												$ 1,000,000,000
Amount drawn under credit facility	$ 0				$ 0
Termination penalty on revolving credit facility									$ 0	$ 0	$ 0
Private Placement [Member]
Write off of Deferred Debt Issuance Cost								$ 3,400,000
Gain (loss) on extinguishment of debt								(71,400,000)
Private Senior Notes																$ 535,000,000
Term Loan [Member]
Gain (loss) on extinguishment of debt								$ (1,600,000)
Repayments of Long-term Debt		$ 117,500,000	$ 380,000,000			$ 52,500,000
Line of credit facility																	$ 550,000,000
Term Loan [Member] | Long-term Debt [Member]
Repayments of Long-term Debt						$ 39,400,000
LIBOR [Member] | Revolving Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate	2.50%
Base Rate [Member] | Revolving Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate	1.50%